Statement of Changes in Net Assets Available for Benefits - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 3,062,443
Dividends and interest income	694,886
Total investment income	3,757,329
Interest income on notes receivable from participants	70,934
Contributions:
Participants	1,527,957
Employer	520,487
Rollovers from other qualified plans	325,890
Total contributions	2,374,334
Total additions	6,202,597
Deductions from assets attributed to:
Benefits and withdrawals paid to participants, including rollover distributions	3,434,466
Administrative expenses	33,485
Total deductions	3,467,951
Net increase in assets available for benefits	2,734,646
Net assets available for benefits:
Beginning of the year	26,127,581
End of year	$ 28,862,227